Schedule of RSUs outstanding (Details)		12 Months Ended
	Mar. 24, 2025 Integer	Jun. 30, 2025 Integer $ / shares	Jun. 30, 2024 Integer $ / shares
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding
Weighted average exercise price, beginning balance | $ / shares
Number of RSU granted	2,394,367	2,394,367
Weighted average grant date fair value, Granted | $ / shares		$ 6.37
Number of RSU Exercised
Weighted average grant date fair value, Exercised | $ / shares
Number of RSU Exercised
Number of Warrants Outstanding		2,394,367
Weighted average exercise price, ending balance | $ / shares		$ 6.37
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding		265,000	265,000
Weighted average exercise price, beginning balance | $ / shares		$ 0.86	$ 0.86
Number of RSU granted		520,058
Weighted average grant date fair value, Granted | $ / shares		$ 3.09
Number of RSU Exercised		(508,381)
Weighted average grant date fair value, Exercised | $ / shares		$ 3.11
Number of RSU Exercised		508,381
Number of RSU Forfeited
Weighted average grant date fair value, Forfeited | $ / shares
Number of Warrants Outstanding		276,677	265,000
Weighted average exercise price, ending balance | $ / shares		$ 0.91	$ 0.86